Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Employee Benefits [Line Items]
Projected benefit obligation at the end of the year	₨ 382,492	₨ 298,903	₨ 216,006	₨ 177,098
Plan assets at the end of the year	(357,235)	(271,170)	₨ (138,180)	₨ (40,651)
Funded status amount of liability recognised in the Balance Sheet	₨ 25,257	₨ 27,733